Intangible Assets, Net - Gross Cost and Accumulated Amortization of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Customer relationships [Member]	Dec. 31, 2012 Customer relationships [Member]	Jun. 30, 2013 TiO2 Technology [Member]	Dec. 31, 2012 TiO2 Technology [Member]	Jun. 30, 2013 Internal-use software [Member]	Dec. 31, 2012 Internal-use software [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Customer relationships [Member]	Dec. 31, 2011 Successor [Member] Customer relationships [Member]	Dec. 31, 2012 Successor [Member] TiO2 Technology [Member]	Dec. 31, 2011 Successor [Member] TiO2 Technology [Member]	Dec. 31, 2012 Successor [Member] Internal-use software [Member]	Dec. 31, 2011 Successor [Member] Internal-use software [Member]	Dec. 31, 2012 Successor [Member] In-process research and development	Dec. 31, 2011 Successor [Member] In-process research and development	Dec. 31, 2012 Successor [Member] Trade names	Dec. 31, 2011 Successor [Member] Trade names	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 374	$ 373	$ 294	$ 294	$ 32	$ 32	$ 39	$ 38	$ 9	$ 9	$ 373	$ 347	$ 294	$ 294	$ 32	$ 32	$ 38	$ 12	$ 5	$ 5	$ 3	$ 3	$ 1	$ 1
Accumulated Amortization	(61)	(47)	(49)	(39)	(4)	(3)	(4)	(2)	(4)	(3)	(47)	(22)	(39)	(19)	(3)	(2)	(2)		(2)	(1)	(1)
Net Carrying Amount	$ 313	$ 326	$ 245	$ 255	$ 28	$ 29	$ 35	$ 36	$ 5	$ 6	$ 326	$ 325	$ 255	$ 275	$ 29	$ 30	$ 36	$ 12	$ 3	$ 4	$ 2	$ 3	$ 1	$ 1